Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of prepaid expenses and other current assets

	December 31, 2013	December 31, 2012
VAT and other tax credits	2,512	1,429
Insurance claims receivable, net	918	1,497
Deferred insurance premiums	1,345	1,635
Prepaid charter-in hire	4	112
Advances to suppliers	631	550
Other	3,375	3,746

Total prepaid expenses and other current assets	$ 8,785	$ 8,969